Loan receivables in the financial services segment	6 Months Ended
Jun. 30, 2026
Loan Receivables [Abstract]
Loan receivables in the financial services segment	Loan receivables in the financial services segment

	June 30, 2026	December 31, 2025
(in $ millions)	$	$
Non-current
Non-current loan receivables	660	443
Less: Loss allowance	(34)	(23)
	626	420
Current
Current loan receivables	1,657	835
Less: Loss allowance	(118)	(75)
	1,539	760
Loans and advances to customers at amortized cost

	June 30, 2026	December 31, 2025
(in $ millions)	$	$
Individuals	1,390	872
Businesses	775	308
	2,165	1,180
Individuals' loans comprise term loans provided to driver-partners and consumers, and loans provided to individuals through the digital banking business.
Businesses' loans comprise term loans provided to merchant-partners, and loans provided to businesses through the digital banking business.